ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contract with Customer Liability	$ 512,822	$ 768,805	$ 1,072,300
Gaming tax and license fee accruals	87,321	217,773
Staff cost accruals	99,612	169,622
Operating expense and other accruals and liabilities	73,177	117,338
Property and equipment payables	48,769	69,097
Interest expenses payable	96,491	49,298
Construction cost payables	57,200	28,583
Dividends payable	8,473
Total accrued expenses and other current liabilities	983,865	1,420,516
Outstanding Gaming Chips And Tokens [Member]
Contract with Customer Liability	205,780	473,330	638,702
Advance Customer Deposits And Ticket Sales [Member]
Contract with Customer Liability	277,867	255,884	386,869
Loyalty Program Liabilities [Member]
Contract with Customer Liability	$ 29,175	$ 39,591	$ 46,729